Goodwill And Other Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets
GOODWILL
The following is a rollforward of the Company’s goodwill ($ in millions):

Balance, December 31, 2016	$23,826.9
Adjustments due to finalization of purchase price allocations	(64.7)
Foreign currency translation and other	252.8
Balance, March 31, 2017	$24,015.0
The carrying value of goodwill by segment is summarized as follows ($ in millions):

	March 31, 2017	December 31, 2016
Life Sciences	$11,751.6	$11,610.3
Diagnostics	6,910.7	6,903.0
Dental	3,239.9	3,215.6
Environmental & Applied Solutions	2,112.8	2,098.0
Total	$24,015.0	$23,826.9

The Company has not identified any “triggering” events which indicate a potential impairment of goodwill in the first quarter of 2017.

GOODWILL AND OTHER INTANGIBLE ASSETS
As discussed in Note 2, goodwill arises from the purchase price for acquired businesses exceeding the fair value of tangible and intangible assets acquired less assumed liabilities and noncontrolling interests. Management assesses the goodwill of each of its reporting units for impairment at least annually at the beginning of the fourth quarter and as “triggering” events occur that indicate that it is more likely than not that an impairment exists. The Company elected to bypass the optional qualitative goodwill assessment allowed by applicable accounting standards and performed a quantitative impairment test for all reporting units as this was determined to be the most effective method to assess for impairment across a large spectrum of reporting units.
The Company estimates the fair value of its reporting units primarily using a market approach, based on current trading multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”) for companies operating in businesses similar to each of the Company’s reporting units, in addition to recent available market sale transactions of comparable businesses. In certain circumstances the Company also estimates fair value utilizing a discounted cash flow analysis (i.e., an income approach) in order to validate the results of the market approach. If the estimated fair value of the reporting unit is less than its carrying value, the Company must perform additional analysis to determine if the reporting unit’s goodwill has been impaired.
As of December 31, 2016, the Company had eight reporting units for goodwill impairment testing. As of the date of the 2016 annual impairment test, the carrying value of the goodwill included in each individual reporting unit ranged from $503 million to approximately $11.7 billion. No goodwill impairment charges were recorded for the years ended December 31, 2016, 2015 and 2014 and no “triggering” events have occurred subsequent to the performance of the 2016 annual impairment test. The factors used by management in its impairment analysis are inherently subject to uncertainty. If actual results are not consistent with management’s estimates and assumptions, goodwill and other intangible assets may be overstated and a charge would need to be taken against net earnings.
The following is a rollforward of the Company’s goodwill by segment ($ in millions):

	Life Sciences		Diagnostics	Dental		Environmental & Applied Solutions	Total
Balance, January 1, 2015	$1,933.2		$4,412.1	$3,142.9		$2,086.9	$11,575.1
Attributable to 2015 acquisitions	9,560.2		180.3	7.0		93.5	9,841.0
Adjustments due to finalization of purchase price adjustments	(4.6)		(6.9)	197.9	(a)	—	186.4
Foreign currency translation and other	(180.3)		(198.1)	(111.7)		(97.5)	(587.6)
Balance, December 31, 2015	11,308.5		4,387.4	3,236.1		2,082.9	21,014.9
Attributable to 2016 acquisitions	438.6		2,590.5	4.2		28.5	3,061.8
Adjustments due to finalization of purchase price adjustments	89.7	(b)	(2.2)	—		5.1	92.6
Foreign currency translation and other	(226.5)		(72.7)	(24.7)		(18.5)	(342.4)
Balance, December 31, 2016	$11,610.3		$6,903.0	$3,215.6		$2,098.0	$23,826.9

(a)	This adjustment is primarily related to finalization of the Nobel Biocare purchase price adjustments.

(b)	This adjustment is primarily related to finalization of the Pall purchase price adjustments.
Finite-lived intangible assets are amortized over their legal or estimated useful life. The following summarizes the gross carrying value and accumulated amortization for each major category of intangible asset as of December 31 ($ in millions):

	2016		2015
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Finite-lived intangibles:
Patents and technology	$2,211.3	$(618.5)	$1,857.2	$(488.7)
Customer relationships and other intangibles	6,990.9	(1,627.1)	5,994.1	(1,199.9)
Total finite-lived intangibles	9,202.2	(2,245.6)	7,851.3	(1,688.6)
Indefinite-lived intangibles:
Trademarks and trade names	4,861.4	—	4,382.6	—
Total intangibles	$14,063.6	$(2,245.6)	$12,233.9	$(1,688.6)

During 2016, the Company acquired finite-lived intangible assets, consisting primarily of customer relationships, with a weighted average life of 14 years. Refer to Note 2 for additional information on the intangible assets acquired.
Total intangible amortization expense in 2016, 2015 and 2014 was $583 million, $397 million and $269 million, respectively. Based on the intangible assets recorded as of December 31, 2016, amortization expense is estimated to be $649 million during 2017, $633 million during 2018, $625 million during 2019, $620 million during 2020 and $608 million during 2021.